Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 823.7	$ 789.8	$ 1,412.0	$ 1,414.9	$ 2,986.4	$ 3,083.8	$ 2,716.3
Motion Picture Segment | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					128.2	44.2	38.0
Television Production
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 416.6	$ 393.9	$ 658.0	$ 612.4	1,330.1	1,760.1	1,531.0
Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 417.7	$ 731.3	$ 610.2